091-09570m

For Internal Use Only
Sec File No. 9-

RECEIVED
2010 JUL 28 AM 5:57
SEC / TM

Submit 1 Original
and 4 copies

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10048209

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
AMENDED FORM 19b-4(e)

**Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934**

**READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM**

**Part I** — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
**EDGA Exchange, Inc**

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
**Grail Advisors**

3. Class of New Derivative Securities Product:
**Portfolio Depositary Receipt**

4. Name of Underlying Instrument:
**GMMB: Municipal Bonds; GMTB: Mortgage Backed Securities, US Government & Corporate Bonds**

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-based:
**N/A**

6. Ticker Symbol(s) of New Derivative Securities Product:
**GMMB, GMTB**

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
**GMMB: OTC US; GMTB: OTC US**

8. Settlement Methodology of New Derivative Securities Product:
**T+3, Physical Settlement**

9. Position Limits of New Derivative Securities Product (if applicable):
**Not Applicable**

**Part II** — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

| | |
|---|---|
| Name of Official Responsible for Form: | **Eric W Hess** |
| Title: | **General Counsel** |
| Telephone Number: | **201-942-8239** |
| Manual Signature of Official Responsible for Form: | (signature) |
| Date: | **26-Jul-10** |

| | |
|---|---|
| Act | Securities Exchange Act of 1934 |
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | JUL 28 2010 |

RECEIVED
2010 JUL 28 AM 5:48
SEC / TM

DirectEdge

July 26, 2010

Ms. Gail S. Jackson
Paralegal Specialist
U.S. Securities and Exchange Commission
Division of Trading and Markets
100 F Street, NE – Room 6628
Washington, DC 20549

Dear Ms. Jackson:

Enclosed please find 19-b4(e) filings for EDGA Exchange, Inc. and four copies, as requested. Should you have any questions about the documents enclosed, please contact Rebecca Taveirne at 201-942-8284.

Thank you very much.

Edgar Ortega
Legal Assistant

| | |
|---|---|
| Act | Securities Exchange Act of 1934 |
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | JUL 28 2010 |